Leases - Summary of the right-of-use assets by the lessee's underlying asset type (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 875,250	₩ 606,475
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	836,925	566,941
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	25,993	28,417
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,332	11,117
Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,717,665	1,378,027
Acquisition cost | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,621,125	1,282,462
Acquisition cost | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	57,737	57,534
Acquisition cost | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	38,803	38,031
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(842,415)	(771,552)
Accumulated depreciation | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(784,200)	(715,521)
Accumulated depreciation | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(31,744)	(29,117)
Accumulated depreciation | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ (26,471)	₩ (26,914)